Note 11 - Stock-based Compensation - Schedule of Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	$ 490	$ 0
Restricted Stock [Member] | The 2021 Stock Incentive Plan [Member] | Clinical Trials Expense [Member]
Stock compensation expense	72	0
Restricted Stock [Member] | The 2021 Stock Incentive Plan [Member] | Research and Development Expense [Member]
Stock compensation expense	110	0
Restricted Stock [Member] | The 2021 Stock Incentive Plan [Member] | General and Administrative Expense [Member]
Stock compensation expense	308	0
Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	83	83
Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member] | Clinical Trials Expense [Member]
Stock compensation expense	32	11
Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member] | Research and Development Expense [Member]
Stock compensation expense	26	27
Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member] | General and Administrative Expense [Member]
Stock compensation expense	25	45
Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense	24	58
Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member] | Clinical Trials Expense [Member]
Stock compensation expense	1	7
Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member] | Research and Development Expense [Member]
Stock compensation expense	8	19
Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member] | General and Administrative Expense [Member]
Stock compensation expense	$ 15	$ 32